Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2018 that are due in each of the next five years and thereafter.

	2019	2020	2021	2022	2023	THERE- AFTER	TOTAL
Operating leases	317	286	244	187	142	436	1,612
Commitments for property, plant and equipment and intangible assets	1,029	784	623	484	385	698	4,003
Purchase obligations	618	525	484	434	271	519	2,851
Total	1,964	1,595	1,351	1,105	798	1,653	8,466